Business segment information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income	$ 192,437	$ 157,427	$ 119,478
Interest expense	(87,460)	(54,717)	(44,975)
Net interest income	104,977	102,710	74,503
Long-lived assets:
Premises and equipment, net	12,808	6,673	6,532
Panama [Member]
Interest income	173,663	144,491	106,673
Interest expense	(86,019)	(53,411)	(41,266)
Net interest income	87,644	91,080	65,407
Long-lived assets:
Premises and equipment, net	12,397	6,125	6,039
Brazil [Member]
Interest income	155	114	0
Interest expense	0	0	0
Net interest income	155	114	0
Long-lived assets:
Premises and equipment, net	8	10	0
United States [Member]
Interest income	17,894	10,595	10,607
Interest expense	(1,332)	(983)	(2,746)
Net interest income	16,562	9,612	7,861
Long-lived assets:
Premises and equipment, net	403	538	493
Cayman Islands [Member]
Interest income	725	2,227	2,198
Interest expense	(109)	(323)	(963)
Net interest income	616	1,904	1,235
Long-lived assets:
Premises and equipment, net	$ 0	$ 0	$ 0